Employee Benefits - Amounts Recognized in Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total	$ (126.2)	$ 51.5	$ 66.7
Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss (gain)	(112)	58
Amortization of net actuarial loss (gain)	(14.0)	(11.0)
Total	(126.0)	47.0
Other Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss (gain)	(7)	6
Amortization of net actuarial loss (gain)	7.0	8.0
Prior service cost (credit)	2	(11)
Total	$ 2.0	$ 3.0